Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 13,826	$ 12,706	$ 11,913	$ 12,619	$ 11,248	$ 11,292	$ 10,844	$ 10,402	$ 9,410	$ 9,775	$ 14,913
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	13,260	12,274	11,590	12,366	11,101	11,225	10,837	10,488	9,554	10,000	$ 14,231
Class C1
Account Value [Line Items]
Line Graph and Table Measure Name											Class C1 (with sales charge)
Accumulated Value	13,620	12,581	11,848	12,599	11,283	11,363	10,936	10,551	9,587	10,000	$ 14,642
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	13,667	12,614	11,867	12,646	11,310	11,379	10,971	10,564	9,585	10,000	$ 14,679
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	1,449,352	1,328,749	1,242,503	1,312,117	1,166,641	1,167,874	1,118,397	1,069,569	965,111	1,000,000	$ 1,566,797
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	1,140,472	1,085,120	1,122,940	1,235,579	1,244,311	1,129,947	1,045,465	1,053,897	1,059,350	1,000,000	$ 1,179,040
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Accumulated Value	15,603	14,133	13,337	13,939	12,479	12,482	11,929	11,445	10,366	10,000	$ 16,961
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Accumulated Value	15,603	14,133	13,337	13,939	12,479	12,482	11,929	11,445	10,366	10,000	$ 16,961
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Accumulated Value	15,603	14,133	13,337	13,939	12,479	12,482	11,929	11,445	10,366	10,000	$ 16,961
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Accumulated Value	15,603	14,133	13,337	13,939	12,479	12,482	11,929	11,445	10,366	10,000	$ 16,961
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Accumulated Value	$ 1,560,335	$ 1,413,263	$ 1,333,679	$ 1,393,869	$ 1,247,946	$ 1,248,187	$ 1,192,920	$ 1,144,490	$ 1,036,578	$ 1,000,000	$ 1,696,063